Retirement benefits - Defined Benefit Plan (Detail) - Net defined benefit liability (asset) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in net defined benefit liability (asset) [abstract]
At 1 January	$ 68	$ 66	$ 66
Group contributions	(6)	(6)	(5)
Interest expense recognised in profit or loss	6	5	3
Actuarial (gains)/losses recognised in other comprehensive income	0	(4)	2
Exchange and other adjustments	1	7	0
At 31 December	69	68	66
Net defined benefit liability (asset)	69	68	66
United Kingdom | Unfunded Plans
Changes in net defined benefit liability (asset) [abstract]
Benefit obligation, unfunded plans	18	17	19
United States | Unfunded Plans
Changes in net defined benefit liability (asset) [abstract]
Benefit obligation, unfunded plans	30	31	34
Post-employment benefit plans	12	13	13
Other post-employment benefit plans | Unfunded Plans
Changes in net defined benefit liability (asset) [abstract]
Post-employment benefit plans	$ 9	$ 7	$ 0